Loans, borrowings and debentures - Additional Information (Detail) £ in Thousands, R$ in Thousands, $ in Thousands													1 Months Ended		12 Months Ended
	Dec. 27, 2017 BRL (R$)	Oct. 30, 2017 GBP (£)	Sep. 20, 2017 USD ($)	Aug. 04, 2017 GBP (£)	Jul. 17, 2017 BRL (R$)	Feb. 09, 2017 USD ($)	Jul. 18, 2016 USD ($)	Jun. 30, 2016 BRL (R$)	Jun. 20, 2016 USD ($)	Dec. 05, 2015 BRL (R$)	Mar. 19, 2013 BRL (R$)	Mar. 14, 2013 USD ($)	Jul. 31, 2017 BRL (R$)	Nov. 30, 2012 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 21, 2017 GBP (£)	Dec. 20, 2017 GBP (£)	May 25, 2017 BRL (R$)	Apr. 30, 2017 USD ($)	Dec. 31, 2015 BRL (R$)	Jul. 13, 2011 USD ($)	Nov. 05, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings															R$ 21,688,946	R$ 18,338,497						R$ 18,829,203
Adjustment to interest rate basis															0.90%		0.90%
Dollar (USD) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings															R$ 9,906,406	5,646,136
CDI index [member]
Disclosure of detailed information about borrowings [line items]
Average borrowing rate															6.89%		6.89%
TLJP index [member]
Disclosure of detailed information about borrowings [line items]
Average borrowing rate															7.00%		7.00%
BNDES [member]
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate															3.00%
Balance of bank guarantees contracted															R$ 1,183,208	3,197,176
BNDES [member] | Project V [member]
Disclosure of detailed information about borrowings [line items]
Interest rate guaranteed by bank															100.00%
BNDES [member] | Bradesco [member] | Project VI [member]
Disclosure of detailed information about borrowings [line items]
Interest rate guaranteed by bank															67.83%
BNDES [member] | Itau [member] | Project VI [member]
Disclosure of detailed information about borrowings [line items]
Interest rate guaranteed by bank															14.56%
BNDES [member] | Safra [member] | Project VI [member]
Disclosure of detailed information about borrowings [line items]
Interest rate guaranteed by bank															17.61%
BNDES [member] | Safra [member] | Project VII [member]
Disclosure of detailed information about borrowings [line items]
Interest rate guaranteed by bank															26.98%
BNDES [member] | Santander banks [member] | Project VII [member]
Disclosure of detailed information about borrowings [line items]
Interest rate guaranteed by bank															39.69%
BNDES [member] | Sumitomo banks [member] | Project VII [member]
Disclosure of detailed information about borrowings [line items]
Interest rate guaranteed by bank															33.33%
Senior notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity											2018
Borrowings											R$ 850,000
Borrowings, interest rate											9.50%
EIB [member] | LIBOR [member] | Dollar (USD) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity															2021
FRN [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity															Two to five years
NCE [member] | 16-Jul [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity															July-16
Borrowings | $																	$ 126,669
NCE [member] | 16-Jul [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															3.40%		3.40%
Perpetual notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $																							$ 500,000	$ 500,000
Borrowings, interest rate																								8.25%
Resolution 4131 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity															2020
Senior notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity												2023
Borrowings | $												$ 500,000
Borrowings, interest rate												5.00%
Senior notes due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity									2027
Borrowings | $									$ 500,000
Borrowings, interest rate									7.00%
Debentures third issue first series [member]
Disclosure of detailed information about borrowings [line items]
Percentage of fair value of unit price															100.69%
Debentures third issue first series [member] | 49 to 60 months [member]
Disclosure of detailed information about borrowings [line items]
Principal and monetary restatement amortization percentage															33.33%
Debentures third issue first series [member] | 61 to 72 months [member]
Disclosure of detailed information about borrowings [line items]
Principal and monetary restatement amortization percentage															33.33%
Debentures third issue first series [member] | 73 to 84 months [member]
Disclosure of detailed information about borrowings [line items]
Principal and monetary restatement amortization percentage															33.34%
Debentures third issue third series [member]
Disclosure of detailed information about borrowings [line items]
Percentage of fair value of unit price															101.96%
Debentures third issue third series [member] | 73 to 84 months [member]
Disclosure of detailed information about borrowings [line items]
Principal and monetary restatement amortization percentage															50.00%
Debentures third issue third series [member] | 85 to 96 months [member]
Disclosure of detailed information about borrowings [line items]
Principal and monetary restatement amortization percentage															50.00%
Debentures third issue second series [member]
Disclosure of detailed information about borrowings [line items]
Percentage of fair value of unit price															101.01%
Debentures fourth issue second series [member]
Disclosure of detailed information about borrowings [line items]
Percentage of fair value of unit price															109.28%
Debentures fourth issue second series [member] | 73 to 84 months [member]
Disclosure of detailed information about borrowings [line items]
Principal and monetary restatement amortization percentage															50.00%
Debentures fourth issue second series [member] | 85 to 96 months [member]
Disclosure of detailed information about borrowings [line items]
Principal and monetary restatement amortization percentage															50.00%
Debentures fourth issue third series [member]
Disclosure of detailed information about borrowings [line items]
Percentage of fair value of unit price															112.47%
Debentures fourth issue third series [member] | Later than eight year and not later than nine [member]
Disclosure of detailed information about borrowings [line items]
Principal and monetary restatement amortization percentage															33.33%
Debentures fourth issue third series [member] | Later than nine year and not later than ten [member]
Disclosure of detailed information about borrowings [line items]
Principal and monetary restatement amortization percentage															33.335%
Debentures fourth issue third series [member] | Later than ten year and not later than eleven [member]
Disclosure of detailed information about borrowings [line items]
Principal and monetary restatement amortization percentage															33.335%
Debentures fourth issue first series [member]
Disclosure of detailed information about borrowings [line items]
Percentage of fair value of unit price															101.95%
Debentures fifth issue [member]
Disclosure of detailed information about borrowings [line items]
Percentage of fair value of unit price															104.61%
Senior notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity			2024
Debt principal amount | $			$ 500,000
Debt stated percentage			5.95%
A L L Malha Norte [member] | Non convertible debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity								2023-06
Borrowings								R$ 2,433,269
Cosan Biomassa SA [member] | FINEP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity														November 2020
Borrowings													R$ 93,591	R$ 254,890
Borrowings, grace period													30 months
Cosan Biomassa SA [member] | Working capital bank loans [member] | Santander banks [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					R$ 10,000															R$ 20,000
Cosan Biomassa SA [member] | Working capital bank loans [member] | Santander banks [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					120.00%															120.00%
Cosan Biomassa SA [member] | Working capital bank loans [member] | Caixa Economica Federal [member]
Disclosure of detailed information about borrowings [line items]
Borrowings															R$ 10,000
Cosan Biomassa SA [member] | Working capital bank loans [member] | Caixa Economica Federal [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis															0.33%		0.33%
Cosan Biomassa SA [member] | Working capital bank loans [member] | Banco ABC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity					One-year term
Borrowings					R$ 20,000
Cosan Biomassa SA [member] | Working capital bank loans [member] | Banco ABC [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					120.75%
Cosan Biomassa SA [member] | Prepayments agreement [member] | Citibank [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment agreement amount | $																					$ 3,000
Cosan Logistica S.A. [member] | BNDES [member]
Disclosure of detailed information about borrowings [line items]
Unused line of credit															R$ 94,220	R$ 541,639
Cosan Logistica S.A. [member] | Three Brazilian financial institutions [member]
Disclosure of detailed information about borrowings [line items]
Unused line of credit															R$ 501,000
Cosan Lubes Investments Limited [member] | Foreign loans [member] | Citibank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | £																		£ 25,000	£ 70,000
Cosan Lubes Investments Limited [member] | Foreign loans [member] | Bank of America Merrill Lynch [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		October 30, 2019		July 26, 2019
Borrowings | £		£ 15,000		£ 20,000
Cosan Lubes Investments Limited [member] | Foreign loans [member] | Bank of America Merrill Lynch [Member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.50%		1.50%
Cosan Luxembourg S A [member] | Senior notes due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity							2027
Debt principal amount | $							$ 150,000
Debt stated percentage							7.00%
Rumo Malha Norte SA [member] | Non convertible debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity										December 5, 2023
Borrowings										R$ 500,000
Rumo Malha Norte SA [member] | Export Credit Note [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	December 26, 2023
Borrowings	R$ 650,000
Cosan S A Industria E Comercio [member] | Senior notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Financial covenants description																Net debt / EBITDA not higher than or equal to 3.5x
Cosan S A Industria E Comercio [member] | Resolution 4131 [member]
Disclosure of detailed information about borrowings [line items]
Financial covenants description															Net debt / EBITDA not exceeding 3.75x Resolution 4131 Short-term loans and total loans can not be greater than or equal to 0.55x
Cosan S A Industria E Comercio [member] | Senior notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Financial covenants description																Net debt / EBITDA not higher than or equal to 3.5x
Cosan S A Industria E Comercio [member] | Senior notes due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Financial covenants description																Net debt / EBITDA not higher than or equal to 3.5x
Cosan S A Industria E Comercio [member] | Debentures fifth issue [member]
Disclosure of detailed information about borrowings [line items]
Financial covenants description															Onerous net debt / EBITDA not higher than or equal to 4x
Cosan S A Industria E Comercio [member] | Senior notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Financial covenants description																Net debt / EBITDA not higher than or equal to 3.5x
Cosan S A Industria E Comercio [member] | Debentures third issue [member]
Disclosure of detailed information about borrowings [line items]
Financial covenants description															Onerous net debt / EBITDA not higher than or equal to 4x
Cosan S A Industria E Comercio [member] | Debentures fourth issue [member]
Disclosure of detailed information about borrowings [line items]
Financial covenants description															Short-term Loan and total loan may not be greater than or equal to 0.6x
Cosan S A Industria E Comercio [member] | Debentures sixth issue [member]
Disclosure of detailed information about borrowings [line items]
Financial covenants description															Onerous net debt / EBITDA not higher than or equal to 4x
Rumo S.A. [member] | Senior notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity						2024
Debt principal amount | $						$ 750,000
Debt stated percentage						7.38%